Note 7 - Subscriptions payable for senior secured convertible promissory notes (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Debt Instrument, Interest Rate, Stated Percentage	18.00%
Maximum Amount of Secured Notes Authorized to Issue	$ 2,000,000
Debt Instrument, Maturity Date, Description	six
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.20
Debt Conversion, Original Debt, Amount	4,000,000
Debt Instrument, Convertible, Terms of Conversion Feature	20%
Debt Instrument, Face Amount	430,000
Interest Payable, Current	$ 8,516
Secured Convertible Promissory Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	18.00%